Borrowed Funds (Maturity Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Maturities Summary	$ 2,550,000	$ 2,400,000
Repurchase agreements amount	365,000	515,000
Total Borrowings Amount	2,915,000
Weighted Average Contractual Rate	2.77%
Weighted Average Effective Rate	3.13%
2013 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	325,000
Repurchase agreements amount	145,000
Total Borrowings Amount	470,000
Weighted Average Contractual Rate	3.68%
Weighted Average Effective Rate	4.06%
2014 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	450,000
Repurchase agreements amount	100,000
Total Borrowings Amount	550,000
Weighted Average Contractual Rate	3.33%
Weighted Average Effective Rate	3.95%
2015 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	600,000
Repurchase agreements amount	20,000
Total Borrowings Amount	620,000
Weighted Average Contractual Rate	1.73%
Weighted Average Effective Rate	1.95%
2016 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	575,000
Total Borrowings Amount	575,000
Weighted Average Contractual Rate	2.29%
Weighted Average Effective Rate	2.91%
2017 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	400,000
Total Borrowings Amount	400,000
Weighted Average Contractual Rate	3.17%
Weighted Average Effective Rate	3.21%
Thereafter [Member]
Federal Home Loan Bank, Advances, Maturities Summary	200,000
Repurchase agreements amount	100,000
Total Borrowings Amount	$ 300,000
Weighted Average Contractual Rate	2.90%
Weighted Average Effective Rate	2.90%